Long-Term Debt - Additional Information - Bonds (Details)		1 Months Ended		3 Months Ended
	Jul. 02, 2018 USD ($)	Oct. 31, 2019 USD ($)	Jul. 31, 2018 USD ($)	Nov. 30, 2013 USD ($) vessel	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 31, 2017 USD ($)	Feb. 28, 2015 USD ($)
Debt Instrument [Line Items]
Carrying amount of debt					$ 3,178,950,000		$ 3,097,742,000
Long-term portion					2,825,712,000		2,543,406,000
Aggregate principal amount					3,228,654,000		3,142,177,000
Long-term debt | Senior Unsecured Green Bond
Debt Instrument [Line Items]
Debt instrument, face amount		$ 125,000,000
Marginal rate added for interest paid (as a percent)		6.50%
Long-term debt | Senior Bonds US
Debt Instrument [Line Items]
Debt instrument, face amount						$ 120,000,000
Carrying amount of debt					119,000,000		0
Interest rate, percentage						7.107%
Bonds | Five-Year Senior Unsecured Bonds Maturing July 2023
Debt Instrument [Line Items]
Debt instrument, face amount	$ 700,000,000.0		$ 700,000,000
Carrying amount of debt					700,000,000
Debt instrument term (in years)	5 years		5 years
Interest rate, percentage	8.50%		8.50%
Bonds | Senior Bonds due in June 2024
Debt Instrument [Line Items]
Debt instrument, face amount									$ 30,000,000
Carrying amount of debt					$ 13,600,000		17,200,000
Interest rate, percentage					4.27%
Bonds | 10-Year Senior Secured Bonds
Debt Instrument [Line Items]
Debt instrument, face amount				$ 174,200,000
Carrying amount of debt					$ 108,600,000		123,900,000
Debt instrument term (in years)				10 years
Number of vessels | vessel				2
Interest rate, percentage				4.96%
Bonds | Senior Unsecured Bonds due in August 2022
Debt Instrument [Line Items]
Debt instrument, face amount								$ 250,000,000
Aggregate principal amount					250,000,000		250,000,000
Interest rate, percentage								7.125%
Brookfield | Bonds | Five-Year Senior Unsecured Bonds Maturing July 2023
Debt Instrument [Line Items]
Debt instrument, face amount	$ 500,000,000
Long-term portion					$ 423,600,000		$ 475,000,000